Bank Loans (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short-Term Bank Debt
	December 31, 2018	December 31, 2017
Secured short-term loans	$6,082,574	$7,817,610
Total short-term bank loans	$6,082,574	$7,817,610

Schedule of Secured Short-Term Bank Debt

Detailed information of secured short-term loan balances as of December 31, 2018 and 2017 were as follows:

	December 31, 2018	December 31, 2017
Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	$4,361,310	$4,609,440
Collateralized by office buildings of ISIOT and guaranteed by IST and guaranteed by Mr. Lin and Secured by ISTIL	1,721,264	-
Guaranteed by High-tech Investment Company(i) and Mr. Lin	-	1,536,480
Collateralized by office buildings of ISIOT and Guaranteed by IST and by iASPEC and Secured by ISTIL	-	1,671,690
Total	$6,082,574	$7,817,610

(i) High-tech Investment Company is an unrelated third party.